Shareholder Fees - FidelityEquityGrowthK6Fund-PRO	Jan. 29, 2025 USD ($)
FidelityEquityGrowthK6Fund-PRO | Fidelity Equity Growth K6 Fund
Shareholder Fees:
(fees paid directly from your investment)	none